Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2035 Fund - Fidelity Managed Retirement 2035 Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Dec. 15, 2022
Annual Return 2023	13.43%